UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     10/30/2007
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           170
                                         ------------
Form 13F Information Table Value Total:  $159,664,372
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   561480    6000          Sole    None       6000      0    0
Abbott Laboratories            Common Stock     002824100  5193365   96855          Sole    None      96855      0    0
Aberdeen Asia Income Fd                         003009107   788197  126313          Sole    None     126313      0    0
Aetna Inc.                     Common Stock     00817Y108   379890    7000          Sole    None       7000      0    0
Albany Intl Corp Newcl A       Common Stock     012348108  1130323   30150          Sole    None      30150      0    0
Albemarle Corp                 Common Stock     012653101   216801    4905          Sole    None       4905      0    0
Alcoa                          Common Stock     013817101   312960    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     014482103   300780    6000          Sole    None       6000      0    0
Allstate                       Common Stock     020002101   498010    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107  1355835   19500          Sole    None      19500      0    0
Amerco 8.5% Ser A Pfd                           023586209   253164   10200          Sole    None      10200      0    0
America Movil SA de C.V.       Common Stock     02364W105   377536    5899          Sole    None       5899      0    0
American Express               Common Stock     025816109  2131086   35895          Sole    None      35895      0    0
American Safety Insurance      Common Stock     G02995101   311174   15700          Sole    None      15700      0    0
Anadarko Pete Corp             Common Stock     032511107   722185   13436          Sole    None      13436      0    0
Apollo Investment              Common Stock     03761U106   284960   13700          Sole    None      13700      0    0
AptarGroup Inc                 Common Stock     038336103   302960    8000          Sole    None       8000      0    0
Ares Cap Corp Com              Common Stock     04010L103   242878   14928          Sole    None      14928      0    0
AT&T                           Common Stock     00206R102   642308   15181          Sole    None      15181      0    0
Automatic Data Processing      Common Stock     053015103  1194180   26000          Sole    None      26000      0    0
Baldwin Technology Inc Cl A    Common Stock     058264102   491481   98100          Sole    None      98100      0    0
Ball Corp                      Common Stock     058498106   430000    8000          Sole    None       8000      0    0
Bank of America                Common Stock     060505104  1027971   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     064058100   666249   15094          Sole    None      15094      0    0
Bank Of Nova Scotia Halifax    Common Stock     064149107   222652    4241          Sole    None       4241      0    0
BCE                            Common Stock     05534B760   419483   10474          Sole    None      10474      0    0
Beckman Coulter                Common Stock     075811109   455836    6180          Sole    None       6180      0    0
Berkshire Hathaway Cl A        Common Stock     084670108  1422120      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     084670207  3975712    1006          Sole    None       1006      0    0
BJ Services Co                 Common Stock     055482103   431437   16250          Sole    None      16250      0    0
Boeing                         Common Stock     097023105   342372    3261          Sole    None       3261      0    0
BP p.l.c.                      Common Stock     055622104  1462383   21087          Sole    None      21087      0    0
Bristol Myers Squibb           Common Stock     110122108   754738   26188          Sole    None      26188      0    0
BSD Medical Corp Del           Common Stock     055662100   347522   55250          Sole    None      55250      0    0
Canon Inc Adr New              Common Stock     138006309   261134    4810          Sole    None       4810      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   723222   53100          Sole    None      53100      0    0
Cemex SAB de CV                Common Stock     151290889  1644343   54958          Sole    None      54958      0    0
Central European Equity                         153436100   238658    4261          Sole    None       4261      0    0
Central Fd Cda Cl A                             153501101   311291   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  3339286   35683          Sole    None      35683      0    0
Citigroup                      Common Stock     172967101  1932519   41408          Sole    None      41408      0    0
Clorox Co Del                  Common Stock     189054109   460474    7550          Sole    None       7550      0    0
Conoco Phillips                Common Stock     718507106  3534507   40270          Sole    None      40270      0    0
Costco Wholesale               Common Stock     22160K105   811618   13225          Sole    None      13225      0    0
Deere & Company                Common Stock     244199105  1467576    9888          Sole    None       9888      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   740051   37700          Sole    None      37700      0    0
Dominion Resources Inc Va      Common Stock     25746U109   424029    5030          Sole    None       5030      0    0
Donnelley R R & Sons           Common Stock     257867101   252997    6920          Sole    None       6920      0    0
Dow Chemical                   Common Stock     260543103   286133    6645          Sole    None       6645      0    0
Dow Jones & Co                 Common Stock     260561105   232591    3896          Sole    None       3896      0    0
Du Pont                        Common Stock     263534109   982279   19820          Sole    None      19820      0    0
Eli Lilly                      Common Stock     532457108   265521    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   457306   17595          Sole    None      17595      0    0
Encana                         Common Stock     292505104  1935344   31290          Sole    None      31290      0    0
EOG Resources                  Common Stock     26875P101   433980    6000          Sole    None       6000      0    0
Euro Currency Tst                               23130C108   634338    4435          Sole    None       4435      0    0
Exxon Mobil                    Common Stock     30231G102  1423626   15380          Sole    None      15380      0    0
Fedex Corp.                    Common Stock     31428X106   519350    4958          Sole    None       4958      0    0
Fiserv Inc                     Common Stock     337733108   203440    4000          Sole    None       4000      0    0
Flextronics                    Common Stock     Y2573F102   559838   50075          Sole    None      50075      0    0
Fomento Economico Mexicano     Common Stock     344419106  1716660   45900          Sole    None      45900      0    0
General Electric               Common Stock     369604103  2156443   52088          Sole    None      52088      0    0
GlaxoSmithKline Plc Adr        Common Stock     37733W105   242166    4552          Sole    None       4552      0    0
Gorman Rupp Co                 Common Stock     383082104   207250    6250          Sole    None       6250      0    0
Gruma ADR                      Common Stock     400131306  2111963  161095          Sole    None     161095      0    0
H.J. Heinz                     Common Stock     423074103   659274   14270          Sole    None      14270      0    0
Hartford Financial Services    Common Stock     416515104   372051    4020          Sole    None       4020      0    0
Hawkins                        Common Stock     420261109   300427   20863          Sole    None      20863      0    0
Hercules Offshore              Common Stock     427093109   268384   10279          Sole    None      10279      0    0
Hershey Co                     Common Stock     427866108   204204    4400          Sole    None       4400      0    0
Hewlett-Packard                Common Stock     428236103  1210564   24313          Sole    None      24313      0    0
Honda Motors                   Common Stock     438128308   504570   15125          Sole    None      15125      0    0
Honeywell International        Common Stock     438516106   690446   11610          Sole    None      11610      0    0
Hospira Inc                    Common Stock     441060100   414707   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   455129    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1896795   38272          Sole    None      38272      0    0
India Fund                                      454089103   683230   12582          Sole    None      12582      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   600077   19804          Sole    None      19804      0    0
Ingersoll Rand                 Common Stock     G4776G101   497855    9140          Sole    None       9140      0    0
Ingram Micro Inc               Common Stock     457153104   410829   20950          Sole    None      20950      0    0
Intel                          Common Stock     458140100  2406479   93058          Sole    None      93058      0    0
Investors Title                Common Stock     461804106   447308   11399          Sole    None      11399      0    0
Ishares 1-3 Yr Treas Index Fd                   464287457  3136636   38600          Sole    None      38600      0    0
Ishares Hong Kong Index Fd                      464286871   546780   26000          Sole    None      26000      0    0
Ishares Japan Index Fd                          464286848   694271   48415          Sole    None      48415      0    0
Ishares Malaysia Free Index                     464286830  2182457  183554          Sole    None     183554      0    0
Ishares Msci Germany Index Fd                   464286806   417553   12075          Sole    None      12075      0    0
Ishares Singapore Index Fd                      464286673  8453698  570425          Sole    None     570425      0    0
Ishares Taiwan Index Fd                         464286731   281416   16750          Sole    None      16750      0    0
ITT Inds Inc                   Common Stock     450911102   379796    5591          Sole    None       5591      0    0
Johnson & Johnson              Common Stock     478160104   760477   11575          Sole    None      11575      0    0
K Tron Int'l                   Common Stock     482730108  1798825   18935          Sole    None      18935      0    0
Kellogg                        Common Stock     487836108   229600    4100          Sole    None       4100      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  2495998   81836          Sole    None      81836      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   465677   13494          Sole    None      13494      0    0
Kroger                         Common Stock     501044101  2071550   72635          Sole    None      72635      0    0
Liberty Global Inc             Common Stock     530555101   351992    8581          Sole    None       8581      0    0
Lincoln National               Common Stock     534187109   527760    8000          Sole    None       8000      0    0
Macys Inc                      Common Stock     55616P104   445369   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106  1006517   17652          Sole    None      17652      0    0
Markel Corp                    Common Stock     570535104   242000     500          Sole    None        500      0    0
Mercer Ins Group               Common Stock     587902107   336393   19016          Sole    None      19016      0    0
Merck                          Common Stock     589331107   389432    7534          Sole    None       7534      0    0
Mexican Restaurants            Common Stock     59283R104   121849   16900          Sole    None      16900      0    0
Mfri Inc                       Common Stock     552721102  1035041   58018          Sole    None      58018      0    0
Microsoft                      Common Stock     594918104   998578   33896          Sole    None      33896      0    0
Mine Safety Appliances         Common Stock     602720104   282660    6000          Sole    None       6000      0    0
Molson Coors Co Cl B           Common Stock     60871R209   607987    6100          Sole    None       6100      0    0
Monsanto Co New                Common Stock     61166W101   457937    5341          Sole    None       5341      0    0
Morgan Stanley India Fund      Common Stock     61745C105   401794    7900          Sole    None       7900      0    0
Multi Color Corp.              Common Stock     625383104   423598   18562          Sole    None      18562      0    0
Natco Group Inc Cl A           Common Stock     63227W203   884925   17100          Sole    None      17100      0    0
New York Times                 Common Stock     650111107  1227096   62100          Sole    None      62100      0    0
Nexen                          Common Stock     65334H102  1735588   56830          Sole    None      56830      0    0
Norfolk Southern Crp           Common Stock     655844108   323139    6225          Sole    None       6225      0    0
Norsk Hydro ASA                Common Stock     656531605  2163165   49900          Sole    None      49900      0    0
Northrop Grumman Corp.         Common Stock     666807102   224952    2884          Sole    None       2884      0    0
Northwest Natural Gas          Common Stock     667655104   248470    5437          Sole    None       5437      0    0
Northwest Pipe                 Common Stock     667746101  1755226   46410          Sole    None      46410      0    0
Novartis Ag Adr                Common Stock     66987V109  1982407   36070          Sole    None      36070      0    0
Nuveen Floating Rate Income    Common Stock     67072T108   134296   10650          Sole    None      10650      0    0
Paccar Inc                     Common Stock     693718108   255750    3000          Sole    None       3000      0    0
Penn Virginia                  Common Stock     707882106   250686    5700          Sole    None       5700      0    0
Pepsico                        Common Stock     713448108   644688    8800          Sole    None       8800      0    0
Perini Corp                    Common Stock     713839108   604044   10800          Sole    None      10800      0    0
Petroleo Brasileiro            Common Stock     71654V408  1235180   16360          Sole    None      16360      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  2262229   34964          Sole    None      34964      0    0
Pfizer                         Common Stock     717081103  1436607   58805          Sole    None      58805      0    0
Pimco Floating Rate Strategy                    72201J104   515540   29800          Sole    None      29800      0    0
Plum Creek Timber              Common Stock     729251108   402840    9000          Sole    None       9000      0    0
PNM Resources Inc              Common Stock     69349H107   215340    9250          Sole    None       9250      0    0
Potlatch Corp                  Common Stock     737630103   236407    5250          Sole    None       5250      0    0
Powershares Ftse Rafi US 1000                   73935X583   857223   13925          Sole    None      13925      0    0
Procter & Gamble               Common Stock     742718109  1326260   18855          Sole    None      18855      0    0
ProLogis                       Common Stock     743410102   471284    7103          Sole    None       7103      0    0
Radvision Ltd                  Common Stock     M81869105   335396   19100          Sole    None      19100      0    0
Rayonier                       Common Stock     754907103  1822279   37932          Sole    None      37932      0    0
Regis Corp                     Common Stock     758932107   331864   10400          Sole    None      10400      0    0
Rush Enterprises Cl B          Common Stock     781846308   413450   17350          Sole    None      17350      0    0
Schering Plough                Common Stock     806605101  1734083   54824          Sole    None      54824      0    0
Schlumberger Limited           Common Stock     806857108   703290    6698          Sole    None       6698      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   357885   12050          Sole    None      12050      0    0
Southern Co                    Common Stock     842587107   339218    9350          Sole    None       9350      0    0
Southern Union Co              Common Stock     844030106   867471   27884          Sole    None      27884      0    0
St Mary Ld & Expl Co           Common Stock     792228108   274659    7700          Sole    None       7700      0    0
Stancorp Financial             Common Stock     852891100  1777656   35905          Sole    None      35905      0    0
Streettracks Gold Shrs         Common Stock     863307104  1910524   25990          Sole    None      25990      0    0
Swiss Franc Currency Tst                        23129V109   929232   10800          Sole    None      10800      0    0
Syngenta AG                    Common Stock     87160A100  2326604   53695          Sole    None      53695      0    0
Temple Inland                  Common Stock     879868107   510511    9700          Sole    None       9700      0    0
Texas Instruments              Common Stock     882508104   336810    9205          Sole    None       9205      0    0
Tidewater                      Common Stock     886423102   369509    5880          Sole    None       5880      0    0
Toronto Dominion Bk            Common Stock     891160509   258795    3375          Sole    None       3375      0    0
Transocean Sedco Forex         Common Stock     G90078109   638732    5650          Sole    None       5650      0    0
Travelers Cos Inc              Common Stock     89417e109   252584    5017          Sole    None       5017      0    0
UGI Corp                       Common Stock     902681105   585849   22550          Sole    None      22550      0    0
Union Pacific                  Common Stock     907818108  1010191    8935          Sole    None       8935      0    0
United Parcel Svc Inc          Common Stock     911312106   341705    4550          Sole    None       4550      0    0
United Technologies            Common Stock     913017109  5190960   64500          Sole    None      64500      0    0
US Bancorp                     Common Stock     902973304  1457734   44812          Sole    None      44812      0    0
Veolia Environnement SA        Common Stock     92334N103   518993    6025          Sole    None       6025      0    0
Verizon Communications         Common Stock     92343V104   740400   16720          Sole    None      16720      0    0
Walt Disney                    Common Stock     254687106   606639   17640          Sole    None      17640      0    0
Washington Group Int'l         Common Stock     938862208   942201   10730          Sole    None      10730      0    0
Wells Fargo & Co               Common Stock     949746101  3272445   91871          Sole    None      91871      0    0
Willis Group Holding           Common Stock     G96655108   204700    5000          Sole    None       5000      0    0
Wyeth                          Common Stock     983024100  1891771   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   427614   36300          Sole    None      36300      0    0
Yum! Brands                    Common Stock     988498101   585664   17312          Sole    None      17312      0    0
Zimmer Holdings                Common Stock     98956P102   277633    3428          Sole    None       3428      0    0